Financial instruments (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2022	30 June 2022	31 December 2021
	£ million	£ million	£ million
Derivative assets	682	480	381
Derivative liabilities	(552)	(456)	(237)
Valuation techniques based on observable market input (Level 2)	130	24	144
Financial assets - other	172	184	167
Financial liabilities - other	(575)	(587)	(483)
Valuation techniques based on unobservable market input (Level 3)	(403)	(403)	(316)

Schedule of movements in level 3 instruments
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(1)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(1)
	Six months ended 31 December 2022	Six months ended 31 December 2022	Six months ended 31 December 2021	Six months ended 31 December 2021
	£ million	£ million	£ million	£ million
At the beginning of the period	(216)	(371)	(149)	(429)
Net gains/(losses) included in the income statement	—	12	(7)	18
Net (losses)/gains included in exchange in other comprehensive income	(2)	(2)	(4)	(9)
Net losses included in retained earnings	(4)	—	(12)	—
Acquisitions	—	(5)	—	—
Settlement of liabilities	5	8	3	106
At the end of the period	(217)	(358)	(169)	(314)
(1)    Included in the balance at 31 December 2022 is £145 million in respect of the acquisition of Aviation Gin and Davos Brands (2021 – £163 million), £60 million in respect of the acquisition of 21Seeds (2021 – £nil), and £57 million in respect of the acquisition of Lone River Ranch Water (2021 – £51 million).